Changes in Capital	6 Months Ended
Jun. 30, 2013
Changes in Capital [Abstract]
Changes in Capital

15. Changes in Capital

        Changes in capital as of June 30, 2013 consisted of:

	Partners' Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)
Balance as of December 31, 2012	$3,759,766	$43,502	$3,803,268
Comprehensive income:
Net income	235,230	4,891	240,121
Other comprehensive income, net of tax:
Unrealized gains on investments	(24)	—	(24)
Foreign currency translation adjustment	(18,579)	(98)	(18,677)
Changes in employee benefit related items	498	—	498

Comprehensive income	217,125	4,793	221,918

Cash distributions to General Partner and Unitholders	(220,647)	—	(220,647)
Receivables from affiliates	(7,844)	—	(7,844)
Compensation-related transactions	137,501	—	137,501
Other	(117)	(1,032)	(1,149)

Balance as of June 30, 2013	$3,885,784	$47,263	$3,933,047

        As of June 30, 2013, AllianceBernstein has a due from Holding balance of $9.2 million. During the second quarter of 2013, management determined that the liability should be settled only upon liquidation of Holding. As a result of this determination, and due to the affiliated nature of Holding and AllianceBernstein, this receivable has been included in AllianceBernstein's partners' capital (as receivables from affiliates) in the condensed consolidated statement of financial condition as of June 30, 2013.

        Changes in capital as of June 30, 2012 consisted of:

	Partners' Capital Attributable to AllianceBernstein Unitholders	Non-Controlling Interests In Consolidated Entities	Total Capital
	(in thousands)
Balance as of December 31, 2011	$3,975,462	$54,025	$4,029,487
Comprehensive income:
Net income	161,463	5,988	167,451
Other comprehensive income, net of tax:
Unrealized gains on investments	290	—	290
Foreign currency translation adjustment	(1,154)	(61)	(1,215)
Changes in employee benefit related items	133	—	133

Comprehensive income	160,732	5,927	166,659

Cash distributions to General Partner and Unitholders	(134,095)	—	(134,095)
Capital contributions (distributions)	1,684	(8,453)	(6,769)
Purchase of AllianceBernstein Units	(3,000)	—	(3,000)
Compensation-related transactions	46,484	—	46,484

Balance as of June 30, 2012	$4,047,267	$51,499	$4,098,766

        Deferred taxes are not recognized on foreign currency translation adjustments for foreign subsidiaries whose earnings are considered permanently invested outside the United States.